Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of award	10 years
Granted (in shares)	0	0
Exercised, intrinsic value	$ 95	$ 75	$ 23,900
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)	42,898	17,376	0
Weighted average exercise price (in usd per share)	$ 1.55	$ 1.83
Share-Based Payment Arrangement, Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	4 years
Unrecognized stock-based compensation cost	$ 600
Unrecognized stock-based compensation cost, period for recognition	7 months 17 days
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)	253,101
Unrecognized stock-based compensation cost	$ 4,100
Unrecognized stock-based compensation cost, period for recognition	1 year 1 month 28 days
Restricted stock units | Class A ordinary shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vested and deferred	121,384